Other financial liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equipment financing [Member]
Disclosure of financial liabilities [line items]
Capital additions	$ 71.0	$ 0.0
Equipment financing [Member] | Bottom of range [Member]
Disclosure of financial liabilities [line items]
Borrowings, interest rate	2.25%
Equipment financing [Member] | Top of range [Member]
Disclosure of financial liabilities [line items]
Borrowings, interest rate	7.55%
Stream transactions with 777 mine [Member]
Disclosure of financial liabilities [line items]
Discount rate on streaming agreement	9.00%